Pay vs Performance Disclosure	12 Months Ended
	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Chief Executive Officer (CEO), Mr. Brooks, and other Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

					Value of Initial Fixed $100
					Investment Based on:			Company Selected Measures
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs	Cumulative Total Shareholder Return	Peer Group Cumulative Total Shareholder Return	Net Income ($ millions)	Net Sales ($ millions)	Product Margin	Operating Profit ($ millions)
2022	740,487	740,487	909,952	268,029	82.61	117.11	21.0	958.4	56.9%	31.1
2021	2,474,467	2,474,467	1,367,156	1,369,613	138.76	149.69	119.3	1,183.9	57.4%	157.8
2020	1,664,205	1,664,205	1,118,380	1,885,722	138.21	157.47	76.2	990.7	56.3%	96.9

The following amounts were deducted from or added to the amounts set forth in the Summary Compensation Table under the total compensation column in accordance with the SEC required adjustments to calculate Average Compensation Actually Paid to our non-CEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Prior FYE	2/1/2020	1/30/2021	1/29/2022
Current FYE	1/30/2021	1/29/2022	1/28/2023
Fiscal Year	2020	2021	2022
Average SCT Total for Other NEOs	1,118,380	1,367,156	909,952
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(339,992)	(416,973)	(382,972)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	969,701	382,689	216,694
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	304,384	361	(421,041)
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(166,751)	36,380	(54,604)
Average Compensation Actually Paid to Other NEOs	1,885,722	1,369,613	268,029

PEO Total Compensation Amount	$ 740,487	$ 2,474,467	$ 1,664,205
PEO Actually Paid Compensation Amount	740,487	2,474,467	1,664,205
Non-PEO NEO Average Total Compensation Amount	909,952	1,367,156	1,118,380
Non-PEO NEO Average Compensation Actually Paid Amount	$ 268,029	1,369,613	1,885,722
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following amounts were deducted from or added to the amounts set forth in the Summary Compensation Table under the total compensation column in accordance with the SEC required adjustments to calculate Average Compensation Actually Paid to our non-CEO NEOs. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Prior FYE	2/1/2020	1/30/2021	1/29/2022
Current FYE	1/30/2021	1/29/2022	1/28/2023
Fiscal Year	2020	2021	2022
Average SCT Total for Other NEOs	1,118,380	1,367,156	909,952
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(339,992)	(416,973)	(382,972)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	969,701	382,689	216,694
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	304,384	361	(421,041)
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(166,751)	36,380	(54,604)
Average Compensation Actually Paid to Other NEOs	1,885,722	1,369,613	268,029

Total Shareholder Return Amount	$ 82.61	138.76	138.21
Peer Group Total Shareholder Return Amount	117.11	149.69	157.47
Net Income (Loss)	$ 21,000,000.0	$ 119,300,000	$ 76,200,000
Company Selected Measure Amount	958,400,000	1,183,900,000	990,700,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	0.569	0.574	0.563
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	31,100,000	157,800,000	96,900,000
Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (382,972)	$ (416,973)	$ (339,992)
Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	216,694	382,689	969,701
Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(421,041)	361	304,384
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (54,604)	$ 36,380	$ (166,751)